SUMMARY OF CHANGES IN DEFERRED REVENUE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Balance, beginning of year	$ 2,493,151	$ 1,608,596	$ 1,518,163
Deferral of revenue	1,424,478	3,511,678	2,581,801
Recognition of deferred revenue	(1,967,378)	(2,627,123)	(2,491,368)
Balance, end of year	$ 1,950,251	$ 2,493,151	$ 1,608,596